INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Changes in intangible assets other than goodwill [abstract]
Summary of reconciliation of intangible assets
The following table provides a reconciliation of intangible assets:

(MILLIONS)	Notes	Total
Balance, as at December 31, 2017		$13
Acquisitions through business combinations	3	257
Amortization (1)		(9)

Balance, as at December 31, 2018		261
Amortization (1)		(20)

Balance, as at December 31, 2019		$241

(1)	Included in Other within the Consolidated Statements of Income